Non Consolidated Affiliates	12 Months Ended
Dec. 31, 2010
Non Consolidated Affiliates [Abstract]
Non Consolidated Affiliates

Note 20—Non-consolidated Affiliates

During late 2009, we invested approximately $66.9 million to purchase outstanding debt of the Planet Hollywood Resort and Casino ("Planet Hollywood"), located on the Las Vegas strip. This investment was accounted for as a long-term investment recorded at historical cost as of December 31, 2009. The Company converted this investment into equity ownership interests of Planet Hollywood in February 2010, which subsequent to this date is consolidated with the Company, as more fully discussed in Note 4, "Development and Acquisition Activity."

As of December 31, 2010, our investments in and advances to non-consolidated affiliates consisted of interests in a company that provides management services to a casino in Windsor, Canada, a horse-racing facility in Florence, Kentucky, a joint venture in a hotel at our combination thoroughbred racetrack and casino in Bossier City, Louisiana, a direct train line from New York City Penn Station to Atlantic City Rail Terminal, a restaurant located inside the Flamingo Hotel and Casino in Las Vegas, Nevada, and our investment in Rock Ohio Caesars, LLC in Ohio.

	As of December 31,
(In millions)	2010	2009
Investments in and advances to non-consolidated affiliates
Accounted for under the equity method	$94.0	$20.8
Accounted for at historical cost	—	73.2

	$94.0	$94.0